PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,707,038		$ 1,707,038	$ 2,736,275
Less: accumulated depreciation	(1,225,268)		(1,207,253)	(2,483,440)
Property and equipment, net	481,770		499,785	252,835
Depreciation expense	18,016	68,867	202,130	302,797
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years
Property and equipment, gross	644,020		644,020	836,041
Computer software [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Property and equipment, gross	29,523		29,523	612,379
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross				261,385
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years
Property and equipment, gross	$ 1,033,495		$ 1,033,495	$ 1,026,470